Share-based Compensation - Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 11,975,159	$ 4,252,169	$ 2,850,352
Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	7,193,332	2,177,975	1,250,676
Equity award - restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	1,192,946	980,911	1,002,674
Share-based compensation, amount capitalized	0	0	0
Equity award - restricted shares | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	851,665	790,643	843,139
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	136,175	0	0
Liability award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	960,177	428,855
Liability award – restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	133,106	168,147
Liability award – Venture Partners Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	3,452,706	0	0
Restricted Shares, Post-Combination Compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	264,406	0	0
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	357,053	79,552	49,893
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	5,312,704	1,472,528	919,773
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	2,060,523	1,653,717	975,297
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 4,244,879	$ 1,046,372	$ 905,389